FAIR VALUE MEASURMENTS (Tables)	6 Months Ended
Jun. 30, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value
The Company's financial assets (liabilities) measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	June 30, 2014 (Unaudited)
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in Evogene	$1,858	$1,858	$-	$-
Embedded Derivatives	(12,442)	-	-	(12,442)

	December 31, 2013
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in Evogene	$4,565	$4,565	$-	$-
Embedded Derivatives	(12,431)	-	-	(12,431)

Schedule of Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis
The changes in Level 3 liabilities measured at fair value on a recurring basis (included within research and development funding arrangement account):

Fair value of embedded derivatives

Balance at December 31, 2013 *)	12,431

Change in fair value of Exchange Option and embedded derivatives within research and development arrangement	11

Balance at June 30, 2014 (unaudited) *)	12,442

*)	The amount on the balance sheets of the research and development funding arrangement includes also a cash consideration of $ 632 and $ 758 as of June 30, 2014 and December 31, 2013, respectively.